Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of ROU Assets and Lease Liabilities
The following table reflects the Company’s ROU assets and lease liabilities as of March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Assets:
Operating lease ROU assets, net	$1,186,815	$1,267,121

Liabilities:
Operating lease liabilities, current	$372,010	$361,305
Operating lease liabilities	966,253	1,062,633

	$1,338,263	$1,423,938

The following table reflects the Company’s ROU assets and lease liabilities as of December 31:

	2023	2022
Assets:
Operating lease ROU assets, net	$1,267,121	$1,572,323

Liabilities:
Operating lease liabilities, current	$361,305	$313,448
Operating lease liabilities	1,062,633	1,423,938

	$1,423,938	$1,737,386

Schedule of Supplemental Cash Flow Information Related to Operating Leases
The following table presents supplemental cash flow information related to the Company’s operating leases for the three months ended:

	March 31, 2024	March 31, 2023
Operating cash flows from operating leases	$113,586	$110,278

The following table presents supplemental cash flow information related to the Company’s operating leases for the years ended December 31:

	2023	2022
Operating cash flows from operating leases	$441,111	$428,263

Lessee, Operating Lease, Liability, to be Paid, Maturity
As of March 31, 2024, the maturity of operating lease liabilities was as follows:

Year ending December 31:
2024 (remaining)	$348,710
2025	476,164
2026	490,449
2027	206,864

Total payments	1,522,187
Less: Interest	(183,924)

Present value of obligations	$1,338,263

As of December 31, 2023, the maturity of operating lease liabilities was as follows:

Year ending December 31:
2024	$462,295
2025	476,164
2026	490,449
2027	206,864

Total payments	1,635,772
Less: Interest	(211,834)

Present value of obligations	$1,423,938